BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013
Numerator:
Net income (loss)	$ (324)		$ 512		$ 4,218
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	41,599,731		38,034,532
Effect of dilutive securities:
Employee stock options	0	[1]	580,560
Senior convertible notes	0	[2]	0	[1]
Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,599,731		38,615,092

[1]	Antidilutive
[2]	Insignficant.